Shareholder Report, Holdings (Details) - C000252534 [Member]	Jun. 30, 2025
Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
FANUC Corp. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
NU Holdings Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Credicorp Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Datadog, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Workday, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fujikura Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%